Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	5 years 7 months 6 days	6 years 6 months
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	1 year 2 months 12 days	2 years 2 months 12 days
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	5 years
Operating lease future minimum payment per year	$ 60,000
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
Operating lease future minimum payment per year	$ 1,100,000
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	May 31, 2022